Reclassifications Out of Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	¥ (12,344)		¥ (4,298)		¥ (12,931)
Income taxes	118,000		108,088		110,112
Consolidated net income	(265,239)		(239,516)		(232,445)
Net income attributable to noncontrolling interests	10,442		9,033		7,881
Net income attributable to Canon Inc.	(254,797)		(230,483)		(224,564)
Total amount reclassified, net of tax and noncontrolling interests	12,252		10,416
Unrealized gains and losses on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified, net of tax and noncontrolling interests	(1,632)		(1,352)
Gains and losses on derivatives instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified, net of tax and noncontrolling interests	2,009		9,607
Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified, net of tax and noncontrolling interests	11,875		2,161
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total amount reclassified, net of tax and noncontrolling interests	12,252	[1]	10,416	[1]
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gains and losses on securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	(2,509)	[1]	(2,358)	[1]
Income taxes	879	[1]	613	[1]
Consolidated net income	(1,630)	[1]	(1,745)	[1]
Net income attributable to noncontrolling interests	(2)	[1]	393	[1]
Net income attributable to Canon Inc.	(1,632)	[1]	(1,352)	[1]
Reclassification out of Accumulated Other Comprehensive Income | Gains and losses on derivatives instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	3,260	[1]	15,387	[1]
Income taxes	(1,248)	[1]	(5,780)	[1]
Consolidated net income	2,012	[1]	9,607	[1]
Net income attributable to noncontrolling interests	(3)	[1]
Net income attributable to Canon Inc.	2,009	[1]	9,607	[1]
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other, net	15,585	[1]	3,460	[1]
Income taxes	(3,710)	[1]	(1,037)	[1]
Consolidated net income	11,875	[1]	2,423	[1]
Net income attributable to noncontrolling interests			(262)	[1]
Net income attributable to Canon Inc.	¥ 11,875	[1]	¥ 2,161	[1]

[1]	Amounts in parentheses indicate gains in consolidated statements of income.